THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

                              CARILLON LIFE ACCOUNT
                              ("Separate Account")

                                 Supplement to:
                                Excel Choice VUL
                        Prospectus Dated November 5, 2007

                          Supplement Dated May 1, 2010


1. Subaccount underlying portfolios available as variable investment options for your Policy are:

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                    The Alger Portfolios                                  Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                 Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                        American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I               Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                 Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund, Class I                         Long-term capital growth; income is
secondary.
--------------------------------------------------------------------------------------------------------------------
              Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Balanced Index Portfolio - Summit Investment         Index:  60% S&P 500 Index; 40% Barclays Capital
Partners, Inc. ("Summit")                                       Aggregate Bond Index.
(Summit Balanced Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio      Index:  Barclays Capital Aggregate Bond Index.
- Summit
(Summit Barclays Capital Aggregate Bond Index Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio - World Asset     Index:  MSCI EAFE Index.
Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit          Current income.
(Summit Inflation Protected Plus Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Aggressive Portfolio - Summit              Capital growth; investment income is secondary.
(Summit Lifestyle ETF Market Strategy Aggressive Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Conservative Portfolio - Summit            Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Conservative
Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Moderate Portfolio - Summit                Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Target Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                  Index:  Nasdaq 100 Index.
(Summit Nasdaq-100 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                 Capital growth.
(Summit Natural Resources Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio - Summit      Index:  Russell 2000 Index.
(Summit Russell 2000 Small Cap Index Portfolio prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                     Index:  S&P 500 Index.
(Summit S&P 500 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio - Summit              Index:  S&P MidCap 400 Index.
(Summit S&P MidCap 400 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser        Long-term capital appreciation
(Summit Zenith Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------

                                       1

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                     Long-term income.
(CVS Calvert Income Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset             Long-term capital appreciation.
Management, Inc.
(Ameritas Small Capitalization Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital               Capital growth.
Management Company, LLC
CVS Calvert Social Equity Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment       Long-term capital appreciation; current income is
Management, Inc.                                                secondary.
(Ameritas Core Strategies Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                          Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                       Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS International VIP Portfolio, Class A                        Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                           Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A           Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                      Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                         Money market.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class (1,2,3)  Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class (1,2,3)  Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class (1,2)      Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (1,2,3)        Long-term growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and
   (3) Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                                 Invesco Advisers, Inc.
             (Invesco Variable Insurance Funds)
 (The portfolios listed below were AIM portfolios prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund, Series I                Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco        Total return through growth of capital and current
Asset Management Limited                                        income.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
               MFS(R) Variable Insurance Trust                        Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series, Initial Class                             Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series, Initial Class                        Total return with emphasis on high current income,
                                                                but also considering capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                    Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class             Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                       Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                          Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                 Capital growth.
--------------------------------------------------------------------------------------------------------------------
             Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares          Total return.
--------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                      Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class              Total return.
--------------------------------------------------------------------------------------------------------------------
                 Seligman Portfolios, Inc.                            J. & W. Seligman & Co. Incorporated
--------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio, Class 2      Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio, Class 2                   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                     Seeks long-term capital growth. Income is a
                                                                secondary objective.
--------------------------------------------------------------------------------------------------------------------

                                       2

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                    Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                   Above-average total return over a market cycle of
                                                                three to five years.
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I                  Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                         Above-average current income and long-term capital
                                                                appreciation.
--------------------------------------------------------------------------------------------------------------------
* The Fund is part of and its investment adviser and Summit are subsidiaries of the UNIFI Mutual Holding Company
("UNIFI"), the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for the Funds.

Please see the respective portfolio prospectuses, which accompany this supplement, for more information.

2. The following paragraph is added to your prospectus Separate Account section:

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information.

3. References to Rule 12h-7 are deleted and replaced with the following text:

     Union Central relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

4. Any references to IMSA membership are deleted.

5. The Model Asset Allocation section of your prospectus is deleted and replaced with the following:

         Asset Allocation Program

         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("SIA"). These recommendations are offered to you through an agreement between Union Central and SIA. The Program consists of five models, ranging from aggressive to conservative. SIA provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

     To participate in the Program:
     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by SIA. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon SIA's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
     o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

         Potential Conflicts of Interest
         AIC and SIA may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. SIA is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of the Separate Account's Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV
Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

6. The Model Asset Allocation section of your Statement of Additional Information is deleted and replaced with the following:

                            ASSET ALLOCATION PROGRAM

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("SIA"), a registered investment advisor, which, like Ameritas, is wholly owned by AHC and ultimately by UNIFI. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a two-step process. First, SIA performs an optimization analysis to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. SIA may also choose passively managed index investment options to optimize returns for a given risk profile. SIA's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, SIA looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. SIA avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and SIA may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to SIA the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

7. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.


All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.900% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2011. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                             EXCEL CHOICE VUL              $300,000 BASE
STANDARD NONTOBACCO                       $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
VARIABLE INVESTMENT                             CURRENT CHARGES              CASH VALUE ACCUMULATION TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            ---------------------------------- --------------------------------- ----------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    1          300,000    300,000     300,000      3,103       2,922      2,742       1,212      1,031         851
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    2          300,000    300,000     300,000      6,493       5,942      5,412       4,603      4,051       3,521
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    3          300,000    300,000     300,000     10,200       9,061      8,009       8,309      7,170       6,119
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    4          300,000    300,000     300,000     14,251      12,280     10,531      12,360     10,389       8,640
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    5          300,000    300,000     300,000     18,683      15,605     12,978      16,792     13,714      11,087
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    6          300,000    300,000     300,000     23,522      19,025     15,338      21,821     17,323      13,636
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    7          300,000    300,000     300,000     28,834      22,568     17,633      27,321     21,055      16,120
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    8          300,000    300,000     300,000     34,668      26,239     19,865      33,344     24,915      18,542
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    9          300,000    300,000     300,000     41,086      30,051     22,040      39,951     28,916      20,906
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    10         300,000    300,000     300,000     48,141      34,000     24,150      47,196     33,055      23,205
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    15         300,000    300,000     300,000     97,427      56,893     34,061      97,427     56,893      34,061
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    20         406,576    300,000     300,000    181,123      87,253     44,456     181,123     87,253      44,456
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    25         614,619    300,000     300,000    316,316     124,201     52,191     316,316    124,201      52,191
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    30         906,722    300,000     300,000    532,746     169,378     55,997     532,746    169,378      55,997
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    35       1,327,165    340,316     300,000    876,867     224,849     53,874     876,867    224,849      53,874
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    40       1,944,893    398,198     300,000  1,420,968     290,929     42,216   1,420,968    290,929      42,216
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    45       2,873,926    465,819     300,000  2,276,287     368,951     13,557   2,276,287    368,951      13,557
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    50       4,279,640    545,343           0  3,616,363     460,824          0   3,616,363    460,824           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    55       6,443,435    641,829           0  5,711,657     568,937          0   5,711,657    568,937           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    60       9,712,667    752,687           0  9,037,478     700,363          0   9,037,478    700,363           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
Age 100     13,563,789    857,253           0  13,301,223    840,658          0  13,301,223    840,658           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-2

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                             EXCEL CHOICE VUL              $300,000 BASE
STANDARD NONTOBACCO                       $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
VARIABLE INVESTMENT                           GUARANTEED CHARGES             CASH VALUE ACCUMULATION TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            ---------------------------------- --------------------------------- ----------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    1          300,000    300,000     300,000      2,736       2,569      2,402         845        678         511
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    2          300,000    300,000     300,000      5,912       5,403      4,915       4,021      3,512       3,024
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    3          300,000    300,000     300,000      9,380       8,328      7,356       7,489      6,437       5,466
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    4          300,000    300,000     300,000     13,166      11,342      9,723      11,275      9,451       7,832
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    5          300,000    300,000     300,000     17,301      14,448     12,013      15,410     12,557      10,122
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    6          300,000    300,000     300,000     21,815      17,642     14,220      20,113     15,940      12,518
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    7          300,000    300,000     300,000     26,747      20,929     16,345      25,234     19,416      14,833
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    8          300,000    300,000     300,000     32,136      24,306     18,383      30,812     22,982      17,059
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    9          300,000    300,000     300,000     38,031      27,779     20,335      36,897     26,644      19,201
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    10         300,000    300,000     300,000     44,478      31,342     22,193      43,533     30,396      21,247
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    15         300,000    300,000     300,000     89,795      52,134     30,956      89,795     52,134      30,956
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    20         367,324    300,000     300,000    163,637      75,947     36,433     163,637     75,947      36,433
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    25         542,160    300,000     300,000    279,025     102,236     36,560     279,025    102,236      36,560
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    30         774,242    300,000     300,000    454,906     130,125     27,592     454,906    130,125      27,592
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    35       1,085,492    300,000     300,000    717,192     158,104      1,645     717,192    158,104       1,645
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    40       1,503,709    300,000           0  1,098,632     183,800          0   1,098,632    183,800           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    45       2,071,129    300,000           0  1,640,433     203,717          0   1,640,433    203,717           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    50       2,840,936    300,000           0  2,400,635     210,564          0   2,400,635    210,564           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    55       3,896,351    300,000           0  3,453,845     165,087          0   3,453,845    165,087           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    60       5,352,663          0           0  4,980,565           0          0   4,980,565          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
Age 100      6,906,726          0           0  6,773,026           0          0   6,773,026          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-3

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                             EXCEL CHOICE VUL              $300,000 BASE
STANDARD NONTOBACCO                       $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
VARIABLE INVESTMENT                             CURRENT CHARGES              CASH VALUE ACCUMULATION TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            ---------------------------------- --------------------------------- ----------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    1          303,097    302,916     302,736      3,097       2,916      2,736       1,206      1,025         845
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    2          306,475    305,924     305,396      6,475       5,924      5,396       4,584      4,034       3,505
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    3          310,159    309,025     307,978     10,159       9,025      7,978       8,268      7,134       6,087
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    4          314,175    312,216     310,477     14,175      12,216     10,477      12,284     10,326       8,586
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    5          318,558    315,503     312,896     18,558      15,503     12,896      16,667     13,612      11,005
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    6          323,327    318,873     315,220     23,327      18,873     15,220      21,625     17,171      13,518
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    7          328,545    322,351     317,472     28,545      22,351     17,472      27,032     20,838      15,959
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    8          334,258    325,943     319,653     34,258      25,943     19,653      32,935     24,620      18,330
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    9          340,522    329,660     321,771     40,522      29,660     21,771      39,388     28,525      20,636
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    10         347,382    333,495     323,815     47,382      33,495     23,815      46,437     32,550      22,870
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    15         394,514    355,314     333,202     94,514      55,314     33,202      94,514     55,314      33,202
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    20         474,334    384,063     343,058    174,334      84,063     43,058     174,334     84,063      43,058
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    25         603,655    417,337     349,707    303,655     117,337     49,707     303,655    117,337      49,707
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    30         871,632    454,249     351,515    512,128     154,249     51,515     512,128    154,249      51,515
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    35       1,277,099    492,733     346,114    843,788     192,733     46,114     843,788    192,733      46,114
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    40       1,872,661    528,613     329,914  1,368,194     228,613     29,914   1,368,194    228,613      29,914
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    45       2,768,220    553,922           0  2,192,563     253,922          0   2,192,563    253,922           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    50       4,123,185    555,268           0  3,484,156     255,268          0   3,484,156    255,268           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    55       6,208,776    511,325           0  5,503,648     211,325          0   5,503,648    211,325           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    60       9,359,806    394,646           0  8,709,146      94,646          0   8,709,146     94,646           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
Age 100     13,107,978          0           0  12,807,978          0          0  12,807,978          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-4

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                             EXCEL CHOICE VUL              $300,000 BASE
STANDARD NONTOBACCO                       $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
VARIABLE INVESTMENT                           GUARANTEED CHARGES             CASH VALUE ACCUMULATION TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            ---------------------------------- --------------------------------- ----------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    1          302,731    302,563     302,397      2,731       2,563      2,397         840        673         506
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    2          305,894    305,387     304,900      5,894       5,387      4,900       4,003      3,496       3,009
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    3          309,341    308,293     307,326      9,341       8,293      7,326       7,450      6,402       5,436
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    4          313,094    311,281     309,672     13,094      11,281      9,672      11,203      9,390       7,781
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    5          317,181    314,351     311,934     17,181      14,351     11,934      15,290     12,460      10,043
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    6          321,627    317,496     314,106     21,627      17,496     14,106      19,926     15,794      12,404
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    7          326,469    320,720     316,189     26,469      20,720     16,189      24,956     19,207      14,677
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    8          331,736    324,017     318,176     31,736      24,017     18,176      30,413     22,694      16,852
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    9          337,473    327,391     320,067     37,473      27,391     20,067      36,338     26,257      18,933
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    10         343,714    330,832     321,854     43,714      30,832     21,854      42,768     29,887      20,908
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    15         386,723    350,465     330,045     86,723      50,465     30,045      86,723     50,465      30,045
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    20         453,906    371,440     334,431    153,906      71,440     34,431     153,906     71,440      34,431
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    25         557,941    391,171     332,677    257,941      91,171     32,677     257,941     91,171      32,677
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    30         717,962    404,627     320,998    417,962     104,627     20,998     417,962    104,627      20,998
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    35         999,095    402,104           0    660,109     102,104          0     660,109    102,104           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    40       1,386,281    365,391           0  1,012,838      65,391          0   1,012,838     65,391           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    45       1,911,408          0           0  1,513,926           0          0   1,513,926          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    50       2,623,697          0           0  2,217,065           0          0   2,217,065          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    55       3,600,141          0           0  3,191,275           0          0   3,191,275          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    60       4,947,388          0           0  4,603,464           0          0   4,603,464          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
Age 100      6,182,322          0           0  5,882,322           0          0   5,882,322          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-5

------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                               EXCEL CHOICE VUL                $300,000 BASE
STANDARD NONTOBACCO                         $3,500 ANNUAL PREMIUM USING          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT                               CURRENT CHARGES                GUIDELINE PREMIUM TEST
------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            --------------------------------- ---------------------------------- ---------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    1         300,000     300,000    300,000       3,103      2,922       2,742      1,212       1,031        851
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    2         300,000     300,000    300,000       6,493      5,942       5,412      4,603       4,051      3,521
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    3         300,000     300,000    300,000      10,200      9,061       8,009      8,309       7,170      6,119
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    4         300,000     300,000    300,000      14,251     12,280      10,531     12,360      10,389      8,640
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    5         300,000     300,000    300,000      18,683     15,605      12,978     16,792      13,714     11,087
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    6         300,000     300,000    300,000      23,522     19,025      15,338     21,821      17,323     13,636
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    7         300,000     300,000    300,000      28,834     22,568      17,633     27,321      21,055     16,120
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    8         300,000     300,000    300,000      34,668     26,239      19,865     33,344      24,915     18,542
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    9         300,000     300,000    300,000      41,086     30,051      22,040     39,951      28,916     20,906
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    10        300,000     300,000    300,000      48,141     34,000      24,150     47,196      33,055     23,205
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    15        300,000     300,000    300,000      97,427     56,893      34,061     97,427      56,893     34,061
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    20        300,000     300,000    300,000     181,727     87,253      44,456    181,727      87,253     44,456
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    25        418,809     300,000    300,000     322,161    124,201      52,191    322,161     124,201     52,191
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    30        664,456     300,000    300,000     553,713    169,378      55,997    553,713     169,378     55,997
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    35      1,074,378     300,000    300,000     934,242    225,931      53,874    934,242     225,931     53,874
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    40      1,642,159     315,293    300,000   1,563,961    300,279      42,216  1,563,961     300,279     42,216
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    45      2,735,490     415,254    300,000   2,605,229    395,480      13,557  2,605,229     395,480     13,557
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    50      4,521,680     538,330          0   4,306,362    512,695           0  4,306,362     512,695          0
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    55      7,411,552     687,661          0   7,058,621    654,915           0  7,058,621     654,915          0
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    60      11,660,008    838,863          0  11,660,008    838,863           0  11,660,008    838,863          0
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
Age 100     17,539,535  1,026,296          0  17,539,535  1,026,296           0  17,539,535  1,026,296          0
----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-6

------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                               EXCEL CHOICE VUL                $300,000 BASE
STANDARD NONTOBACCO                         $3,500 ANNUAL PREMIUM USING          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT                              GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            --------------------------------- ---------------------------------- ---------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    1          300,000    300,000    300,000       2,736      2,569       2,402        845         678        511
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    2          300,000    300,000    300,000       5,912      5,403       4,915      4,021       3,512      3,024
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    3          300,000    300,000    300,000       9,380      8,328       7,356      7,489       6,437      5,466
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    4          300,000    300,000    300,000      13,166     11,342       9,723     11,275       9,451      7,832
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    5          300,000    300,000    300,000      17,301     14,448      12,013     15,410      12,557     10,122
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    6          300,000    300,000    300,000      21,815     17,642      14,220     20,113      15,940     12,518
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    7          300,000    300,000    300,000      26,747     20,929      16,345     25,234      19,416     14,833
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    8          300,000    300,000    300,000      32,136     24,306      18,383     30,812      22,982     17,059
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    9          300,000    300,000    300,000      38,031     27,779      20,335     36,897      26,644     19,201
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    10         300,000    300,000    300,000      44,478     31,342      22,193     43,533      30,396     21,247
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    15         300,000    300,000    300,000      89,795     52,134      30,956     89,795      52,134     30,956
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    20         300,000    300,000    300,000     164,236     75,947      36,433    164,236      75,947     36,433
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    25         375,611    300,000    300,000     288,932    102,236      36,560    288,932     102,236     36,560
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    30         591,543    300,000    300,000     492,953    130,125      27,592    492,953     130,125     27,592
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    35         945,983    300,000    300,000     822,594    158,104       1,645    822,594     158,104      1,645
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    40       1,431,284    300,000          0   1,363,128    183,800           0  1,363,128     183,800          0
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    45       2,359,368    300,000          0   2,247,017    203,717           0  2,247,017     203,717          0
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    50       3,828,887    300,000          0   3,646,559    210,564           0  3,646,559     210,564          0
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    55       6,088,196    300,000          0   5,798,282    165,087           0  5,798,282     165,087          0
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
    60       9,431,776          0          0   9,431,776          0           0  9,431,776           0          0
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------
Age 100     14,190,612          0          0  14,190,612          0           0  14,190,612          0          0
----------- ----------- ---------- ---------- ----------- ---------- ----------- ---------- ----------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-7

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                               EXCEL CHOICE VUL                $300,000 BASE
STANDARD NONTOBACCO                         $3,500 ANNUAL PREMIUM USING          DEATH BENEFIT OPTION B
VARIABLE INVESTMENT                               CURRENT CHARGES                GUIDELINE PREMIUM TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            ---------------------------------- --------------------------------- ----------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    1          303,097    302,916     302,736      3,097       2,916      2,736       1,206      1,025         845
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    2          306,475    305,924     305,396      6,475       5,924      5,396       4,584      4,034       3,505
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    3          310,159    309,025     307,978     10,159       9,025      7,978       8,268      7,134       6,087
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    4          314,175    312,216     310,477     14,175      12,216     10,477      12,284     10,326       8,586
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    5          318,558    315,503     312,896     18,558      15,503     12,896      16,667     13,612      11,005
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    6          323,327    318,873     315,220     23,327      18,873     15,220      21,625     17,171      13,518
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    7          328,545    322,351     317,472     28,545      22,351     17,472      27,032     20,838      15,959
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    8          334,258    325,943     319,653     34,258      25,943     19,653      32,935     24,620      18,330
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    9          340,522    329,660     321,771     40,522      29,660     21,771      39,388     28,525      20,636
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    10         347,382    333,495     323,815     47,382      33,495     23,815      46,437     32,550      22,870
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    15         394,514    355,314     333,202     94,514      55,314     33,202      94,514     55,314      33,202
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    20         474,334    384,063     343,058    174,334      84,063     43,058     174,334     84,063      43,058
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    25         603,655    417,337     349,707    303,655     117,337     49,707     303,655    117,337      49,707
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    30         812,972    454,249     351,515    512,972     154,249     51,515     512,972    154,249      51,515
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    35       1,151,977    492,733     346,114    851,977     192,733     46,114     851,977    192,733      46,114
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    40       1,701,634    528,613     329,914  1,401,634     228,613     29,914   1,401,634    228,613      29,914
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    45       2,593,883    553,922           0  2,293,883     253,922          0   2,293,883    253,922           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    50       4,045,020    555,268           0  3,745,020     255,268          0   3,745,020    255,268           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    55       6,417,185    511,325           0  6,111,604     211,325          0   6,111,604    211,325           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    60      10,289,623    394,646           0  9,989,623      94,646          0   9,989,623     94,646           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
Age 100     15,133,871          0           0  14,833,871          0          0  14,833,871          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-8

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
MALE ISSUE AGE: 36                               EXCEL CHOICE VUL                $300,000 BASE
STANDARD NONTOBACCO                         $3,500 ANNUAL PREMIUM USING          DEATH BENEFIT OPTION B
VARIABLE INVESTMENT                              GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
            ---------------------------------- --------------------------------- ----------------------------------
               Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
                         Annual                             Annual                            Annual
   END            Investment Return of               Investment Return of              Investment Return of
   OF       ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
   YEAR     12% Gross   6% Gross    0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross    0% Gross
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    1          302,731    302,563     302,397      2,731       2,563      2,397         840        673         506
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    2          305,894    305,387     304,900      5,894       5,387      4,900       4,003      3,496       3,009
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    3          309,341    308,293     307,326      9,341       8,293      7,326       7,450      6,402       5,436
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    4          313,094    311,281     309,672     13,094      11,281      9,672      11,203      9,390       7,781
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    5          317,181    314,351     311,934     17,181      14,351     11,934      15,290     12,460      10,043
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    6          321,627    317,496     314,106     21,627      17,496     14,106      19,926     15,794      12,404
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    7          326,469    320,720     316,189     26,469      20,720     16,189      24,956     19,207      14,677
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    8          331,736    324,017     318,176     31,736      24,017     18,176      30,413     22,694      16,852
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    9          337,473    327,391     320,067     37,473      27,391     20,067      36,338     26,257      18,933
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    10         343,714    330,832     321,854     43,714      30,832     21,854      42,768     29,887      20,908
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    15         386,723    350,465     330,045     86,723      50,465     30,045      86,723     50,465      30,045
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    20         453,906    371,440     334,431    153,906      71,440     34,431     153,906     71,440      34,431
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    25         557,941    391,171     332,677    257,941      91,171     32,677     257,941     91,171      32,677
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    30         717,962    404,627     320,998    417,962     104,627     20,998     417,962    104,627      20,998
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    35         961,963    402,104           0    661,963     102,104          0     661,963    102,104           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    40       1,330,068    365,391           0  1,030,068      65,391          0   1,030,068     65,391           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    45       1,880,791          0           0  1,580,791           0          0   1,580,791          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    50       2,703,121          0           0  2,403,121           0          0   2,403,121          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    55       3,928,254          0           0  3,628,254           0          0   3,628,254          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
    60       5,772,667          0           0  5,472,667           0          0   5,472,667          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
Age 100      7,502,134          0           0  7,202,134           0          0   7,202,134          0           0
----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-9